RECOVERABLE TAXES - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ICMS
Opening balance	R$ (1,103,807)	R$ (1,064,268)
Addition	(217,782)	(221,903)
Write-off		18,464
Reversal	14,821	163,900
Closing balance	R$ (1,306,768)	R$ (1,103,807)